Roundhill IO Digital Infrastructure ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 74.7%
Engineering & Construction — 7.2%
Cellnex Telecom SA (b)(c)	474	$18,416
China Tower Corp., Ltd. (b)(c)	924,000	111,822
Helios Tower PLC (a)(b)	14,106	18,209
Infrastrutture Wireless Italiane SpA (b)(c)	1,459	19,212
Sarana Menara Nusantara Tbk PT (b)	280,800	17,322
Vantage Towers (b)	491	18,041
		203,022
Internet — 3.7%
Cogent Communications Holdings, Inc. (f)	1,348	85,895
Vnet Group, Inc. - ADR (a)(b)	5,419	17,558
		103,453
Media — 38.2% (e)
Altice USA, Inc. - Class A (a)	22,947	78,479
Cable One, Inc.	234	164,268
Charter Communications, Inc. - Class A (a)	499	178,447
Cogeco Communications, Inc. (b)	4,226	205,562
Comcast Corp. - Class A (f)	5,041	191,104
Converge Information and Communications Technology Solutions, Inc. (a)(b)	194,900	45,888
Liberty Global PLC - Class A (a)(b)	957	18,661
Liberty Latin America, Ltd. - Class C (a)(b)	6,728	55,573
NOS SGPS SA (b)	3,881	17,777
Quebecor, Inc. - Class B (b)	781	19,280
Telenet Group Holding NV (b)	1,151	26,186
WideOpenWest, Inc. (a)	7,094	75,409
		1,076,634
Telecommunications — 25.6% (e)
Aussie Broadband, Ltd. (a)(b)	76,481	159,817
Chindata Group Holdings, Ltd. - ADR (a)(b)	2,726	19,055
Chorus, Ltd. (b)	3,566	18,763
Consolidated Communications Holdings, Inc. (a)	20,824	53,726
DigitalBridge Group, Inc. (f)	5,948	71,317
Frontier Communications Parent, Inc. (a)(f)	2,813	64,052
GDS Holdings, Ltd. - ADR (a)(b)(f)	1,142	21,310
Gogo, Inc. (a)	3,573	51,809
Lumen Technologies, Inc. (f)	40,871	108,308
Megacable Holdings SAB de CV (b)	6,638	16,948
NetLink NBN Trust (b)	28,102	18,177
NEXTDC, Ltd. (a)(b)	2,615	18,320
Shenandoah Telecommunications Co.	948	18,031
Telekom Malaysia Berhad (b)	74,863	83,134
		722,767
TOTAL COMMON STOCKS (Cost $2,567,102)		2,105,876

REAL ESTATE INVESTMENT TRUSTS — 24.7%
American Tower Corp.	644	131,595
Crown Castle International Corp.	755	101,049
Digital Realty Trust, Inc. (f)	668	65,671
Equinix, Inc.	206	148,534
SBA Communications Corp.	342	89,286
Uniti Group, Inc. (f)	44,786	158,990
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $796,071)		695,125

SHORT-TERM INVESTMENTS - 0.5%
Money Market Fund — 0.5%
First American Government Obligations Fund, Class X, 4.64% (d)	12,999	12,999
TOTAL SHORT-TERM INVESTMENTS (Cost $12,999)		12,999

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (d)	675,305	675,305
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $675,305)		675,305

TOTAL INVESTMENTS (Cost $4,051,477) — 123.8%		3,489,305
Other assets and liabilities, net — (23.8)%		(670,000)
NET ASSETS — 100.0%		$2,819,305

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of March 31, 2023. The market value of securities out on loan is $672,540.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	40.5%
Canada	8.0%
Australia	6.3%
China	4.0%
Malaysia	2.9%
Cayman Islands	2.1%
Bermuda	2.0%
Philippines	1.6%
United Kingdom	1.3%
Belgium	0.9%
Italy	0.7%
New Zealand	0.7%
Spain	0.7%
Singapore	0.6%
Germany	0.6%
Portugal	0.6%
Indonesia	0.6%
Mexico	0.6%
Total Country	74.7%
REAL ESTATE INVESTMENT TRUSTS	24.7%
SHORT-TERM INVESTMENTS	0.5%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	23.9%
TOTAL INVESTMENTS	123.8%
Other assets and liabilities, net	-23.8%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,105,876	$-	$-	$2,105,876
Real Estate Investment Trusts	695,125	-	-	695,125
Money Market Fund	12,999	-	-	12,999
Investments Purchased With Proceeds From Securities Lending**	-	-	-	675,305
Total Investments - Assets	$2,814,000	$-	$-	$3,489,305

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.